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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC Mail Processing Section NOV 07 2016 Washington DC 412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DHDG

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

ASX, Dublin, Duesseldorf, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Frankfurt, Hong Kong, JASDAQ, London, Madrid, Milan, New Zealand, OMX Nordic Copenhagen, OMX Nordic Helsinki, OMX Nordic Stockholm

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

16019579

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

November 4, 2016

Securities and Exchange NOV 08 2016 RECEIVED

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 07 2016

SEC 2449 (1/99)

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

Via Overnight Mail

November 4, 2016

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

SEC
Mail Processing

Re: 19b-4(e) – Transmittal

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Premise Capital Frontier Advantage Diversified Tactical ETF (TCTL)
American Customer Satisfaction Core Alpha ETF (ACSI)
Direxion Daily CSI China Internet Index Bull 2X Shares (CWEB)
iShares Core 5-10 Year USD Bond ETF (IMTB)
Goldman Sachs Hedge Industry VIP ETF (GVIP)
Barclays ETN+ FI Enhanced Europe 50 ETN Series B (FLEU)
iShares Core U.S. REIT ETF (USRE)
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Securities and Exchange

NOV 08 2016

RECEIVED

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 07 2016